Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
12.	INCOME TAXES

As referred to in Note 2 (b), Turquoise Hill must make significant estimates in respect of its provision for income taxes and the composition of its deferred income tax assets and liabilities. Turquoise Hill’s operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities, and those adjustments may be material to Turquoise Hill’s financial position and results of operations.

Turquoise Hill’s provision of income and capital taxes for continuing operations consists of the following:

	Year Ended December 31,
	2014	2013

Withholding and other taxes	$(51,001)	$(41,346)

	$(51,001)	$(41,346)

Deferred income tax assets and liabilities for continuing operations at December 31, 2014 and 2013 arise from the following:

	December 31,
	2014	2013
Deferred income tax assets
Long-term investments	$96,574	$21,061
Property, plant and equipment	181,893	223,329
Loss carry-forwards and investment tax credits	1,098,129	1,151,010
Other	165,323	11,504

	1,541,919	1,406,904
Valuation allowance	(1,541,919)	(1,406,904)

Net deferred income tax assets	-	-

Deferred income tax liabilities	-	-

Deferred income tax (liabilities) assets, net	$-	$-

A reconciliation of the (provision) recovery of income and capital taxes for continuing operations is as follows:

	Year Ended December 31,
	2014	2013

Provision (recovery) of income taxes based on the combined
Canadian federal and provincial statutory tax rates of 26.00% in 2014 and 25.75% in 2013 applied to the net income (loss) from continuing operations	$(11,489)	$8,322
(Deduct) add:
Lower foreign tax rates	115,477	99,915
Tax benefit of losses not recognized	(89,687)	(197,013)
Withholding taxes	(48,396)	(41,124)
Non-taxable portion of gain related to the sale of Altynalmas (a)	-	60,313
Foreign exchange and other	(16,906)	28,241

Provision for income and other taxes	$(51,001)	$(41,346)

(a)

The sale of Turquoise Hill’s interest in Altynalmas (a foreign corporate joint venture) resulted in an accounting gain of $231.9 million and a capital loss of $105.6 million for tax purposes in Canada. The tax provision on the accounting gain was fully offset by $60.3 million of previously unrecognized deferred tax assets arising from the Company’s share of past Altynalmas losses. A full valuation allowance was recognized for the capital loss which can be carried forward indefinitely.

At December 31, 2014, Turquoise Hill had the following unused tax losses from continuing operations:

		Local Currency	U.S. Dollar Equivalent (a)	Expiry Dates
Non-capital losses:
Canada	U.S. Dollar	385,640	$385,640	2030 to 2034
Mongolia	Mongolian Tugrik	1,965,577,536	$1,040,847	2018 to 2022
Capital losses:
Canada	U.S. Dollar	78,776	$78,776	(b)

(a)	Translated using the year-end exchange rate.

(b)	These losses are carried forward indefinitely, subject to change of control rules, for utilization against future net realized capital gains.

At December 31, 2014, Turquoise Hill has $727.6 million of unused investment tax credits in Mongolia. Unused investment tax credits earned in a particular taxation year may be credited against taxes payable in the subsequent three profitable tax years.

Turquoise Hill also has deductible temporary differences and unused tax losses in certain other foreign jurisdictions that are not disclosed above, as it is currently highly unlikely that these items will be utilized.

Turquoise Hill had no uncertain tax positions as of December 31, 2014 and 2013. Under current conditions and expectations, management does not foresee any significant changes in uncertain tax positions that would have a material impact on the Company’s financial statements.

During 2014 and 2013, Turquoise Hill did not recognize any accrued interest or penalties related to uncertain tax positions within the statement of operations or balance sheet.

Turquoise Hill is subject to taxes in Canada, Mongolia and various foreign countries. The tax years of major tax jurisdictions which remain subject to examination as of December 31, 2014 are as follows:

Canada (a)	2010 to 2014
Mongolia	2010 to 2014

(a)	In addition, the 2005 to 2009 taxation years remain subject to examination in Canada in respect of certain transactions.